Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule Of Computation Of Basic And Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	For the Year Ended December 31,
	2016	2015	2014

Net income available to common shareholders	$52,128	$54,097	$52,962
Less: earnings allocated to participating securities	$(623)	$(613)	$(562)
Net earnings allocated to common shareholders	$51,505	$53,484	$52,400

Distributed earnings allocated to common shares outstanding	$25,710	$25,212	$23,984
Undistributed earnings allocated to common shares outstanding	25,795	28,272	28,416
Net earnings allocated to common shareholders	$51,505	$53,484	$52,400

Average shares outstanding, basic	14,900	15,123	15,403
Effect of dilutive securities	13	48	85
Average shares outstanding, diluted	14,913	15,171	15,488

Basic earnings per share	$3.46	$3.54	$3.40
Diluted earnings per share	$3.45	$3.53	$3.38